Segment Information	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Armada Acquisition Corp II [Member]
Segment Reporting [Line Items]
Segment Information
NOTE 7. SEGMENT INFORMATION
ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s CODM, the Chief Financial Officer, in deciding how to allocate resources and assess performance.
The CODM assesses performance for the single segment and decides how to allocate resources. The measure of segment assets is reported on the unaudited condensed balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	June 30, 2026	September 30, 2025
Cash	$54,503	$361,105
Cash and marketable securities held in Trust Account	$241,164,305	$234,628,166

	For the Three Months Ended June 30, 2026	For the Three Months Ended June 30, 2025	For the Nine Months Ended June 30, 2026	For period from October 3, 2024 (Inception) through June 30, 2025
General administrative costs	$503,862	$95,799	$4,383,259	$142,289
Interest earned on cash and marketable securities held in Trust Account	$2,129,189	$982,945	$6,536,139	$982,945

NOTE 7. SEGMENT INFORMATION
ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s CODM, the Chief Financial Officer, in deciding how to allocate resources and assess performance.
The CODM assesses performance for the single segment and decides how to allocate resources. The measure of segment assets is reported on the balance sheet as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

September 30, 2025
Cash	$361,105
Cash and marketable securities held in Trust Account	$234,628,166

For period from October 3, 2024 (Inception) through September 30, 2025
General administrative costs	$1,706,183
Interest earned on cash and marketable securities held in Trust Account	$3,478,166